Condensed Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS (USED IN) OPERATING ACTIVITIES
Net loss	$ (23,730,408)	$ (44,959,599)
Adjustments to reconcile net loss to net cash (used in) operations
Depreciation and amortization	87,548	118,132
Loss on disposal of fixed assets	117,794	367,274
Employee & director stock-based compensation	852,468	886,564
Stock warrant expense - noncash		180,759
Convertible note fair value adjustment	4,037,797	1,929,000
Changes in other assets and liabilities affecting cash flows from operations
Prepaid expenses, deposits and other assets	323,225	1,539,903
Accounts payable and accrued liabilities	(3,807,074)	2,993,059
Net cash (used in) operating activities	(22,118,650)	(36,944,908)
CASH FLOWS (USED IN) INVESTING ACTIVITIES
Purchase of investment	(7,955)
Purchase of fixed assets	(528,742)	(645,603)
Net cash (used in) investing activities	(536,697)	(645,603)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
Fractional share payout	(658)
Proceeds from common stock option exercises		32,442
Proceeds from warrants exercised	211,068	24,063
Proceeds from issuance of common stock by underwritten offering		45,102,584
Proceeds from issuance of common stock by registered direct offering	3,268,798	23,876,370
Net cash provided by financing activities	3,479,208	69,035,459
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(19,176,139)	31,444,948
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	57,225,234	38,155,251
CASH AND CASH EQUIVALENTS AT END OF PERIOD	38,049,095	69,600,199
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Interest paid	184,094	344,000
Noncash investing and financing activities
Shares issued for convertible senior notes and accrued interest	13,881,052
Unpaid costs associated with registered direct offering	7,933
Unpaid costs associated with underwritten public offering		141,447
Purchase of fixed assets on account, non-cash investing activity		$ 59,016